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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Partners, L.P.
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05207

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                 Mt. Kisco, New York          July 26, 2002
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $96,163 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05209
Name   Bedford Oak Advisors, LLC

No.  2
Form 13F File Number 28-05211
Name:  Harvey P. Eisen



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON Corp.                      COM              037389103      463    15700 SH       SOLE                    15700
Acceptance Insurance           COM              004308102     5795  1413500 SH       SOLE                  1413500
Ace Ltd                        COM              G0070K103     1580    50000 SH       SOLE                    50000
Alaska Communications          COM              01167P101      188    39500 SH       SOLE                    39500
American Classic Voyage        COM              024928103       13  1330000 SH       SOLE                  1330000
American Pacific Corp.         COM              028740108     1609   169400 SH       SOLE                   169400
Ameritrade                     COM              03072H109      687   150000 SH       SOLE                   150000
Arrow International            COM              042764100     1402    35900 SH       SOLE                    35900
Ascential Software Corp        COM              04362P108      139    50000 SH       SOLE                    50000
Avatex                         COM              05349F402       12  1160000 SH       SOLE                  1160000
Ballantyne of Omaha            COM              058516105      450   548500 SH       SOLE                   548500
Berkshire Hathaway Class B     COM              084670207     2033      910 SH       SOLE                      910
Capital Trust                  COM              14052H100     4623   889000 SH       SOLE                   889000
Championship Auto Racing       COM              158711101      805    81700 SH       SOLE                    81700
Chart House Enterprise         COM              160902300      237    70817 SH       SOLE                    70817
Clarent Hospital Corporation   COM              180463101     1626   200000 SH       SOLE                   200000
Coastcast                      COM              19057T108      249   118500 SH       SOLE                   118500
Computer Motion (RESTRICTED)   COM              205253107       74   100000 SH       SOLE                   100000
Copart Inc.                    COM              217204106      811    50000 SH       SOLE                    50000
Coram Health                   COM              218103109     2220  3551500 SH       SOLE                  3551500
Cotton States Life             COM              221774102     1154   114700 SH       SOLE                   114700
Crown Cork & Seal Co.          COM              228255105     2397   350000 SH       SOLE                   350000
Cybersource                    COM              23251J106      464   200000 SH       SOLE                   200000
Cygnus                         COM              232560102      430   200000 SH       SOLE                   200000
Danielson Holding 350,000 by P COM              236274106     4888   993406 SH       SOLE                   993406
Davel                          COM              238341101        4    97200 SH       SOLE                    97200
ECollege.com                   COM              27887E100      179    52600 SH       SOLE                    52600
Epresence Inc.                 COM              294348107      937   250000 SH       SOLE                   250000
Ezenia!                        COM              302311105       42   300000 SH       SOLE                   300000
FMC Technologies               COM              30249U101     1038    50000 SH       SOLE                    50000
GP Strategies                  COM              36225V104     9911  2131500 SH       SOLE                  2131500
GP Strategies class B          COM                            1395   300000 SH       SOLE                   300000
Genus Inc.                     COM              372461103      378   195776 SH       SOLE                   195776
Giant Group                    COM              374503100      146   137700 SH       SOLE                   137700
Glacier Water Service          COM              376395109      655    50000 SH       SOLE                    50000
Hexcel                         COM              428291108     2031   467000 SH       SOLE                   467000
ICN Pharma                     COM              448924100     8958   370000 SH       SOLE                   370000
ISHARES Japan Index Fund       COM              464286848       84    10000 SH       SOLE                    10000
Intelidata                     COM              45814T107      646   485800 SH       SOLE                   485800
Ivax Corp.                     COM              465823102     1944   180000 SH       SOLE                   180000
J Net Enterprises              COM              46622V102      383   478300 SH       SOLE                   478300
Lincoln National               COM              534187109     1680    40000 SH       SOLE                    40000
Little Switzerland             COM              537528101      242   138500 SH       SOLE                   138500
Med-Design Corp.               COM              583926100      647    50000 SH       SOLE                    50000
Newhall Land & Farming Co.     COM              651426108     3392   106000 SH       SOLE                   106000
Optimal Robotics Corp.         COM              68388R208      547    75000 SH       SOLE                    75000
Pfizer Inc.                    COM              717081103      315     9000 SH       SOLE                     9000
Phoenix Technologies           COM              719153108      950    95000 SH       SOLE                    95000
Plains All American Pipeline   COM              726503105     2827   109600 SH       SOLE                   109600
Quentra Networks               COM              748337102        0   125000 SH       SOLE                   125000
Robert Half Intl. Inc.         COM              770323103     1165    50000 SH       SOLE                    50000
Sagent Technology              COM              786693101      233   350000 SH       SOLE                   350000
Shaw Communications            COM              82028K200      504    45000 SH       SOLE                    45000
Stifel Financial               COM              860630102      669    53500 SH       SOLE                    53500
Strouds Inc.                   COM              863451100        0   138500 SH       SOLE                   138500
Therasense                     COM              883381105     4346   235294 SH       SOLE                   235294
VCampus Corp.                  COM              92240C100       72   166500 SH       SOLE                   166500
Value Vision                   COM              92047K107     6645   366100 SH       SOLE                   366100
Vignette                       COM              926734104      197   100000 SH       SOLE                   100000
Whitman Educational Group      COM              966524100     8020  1350100 SH       SOLE                  1350100
ZI Corp                        COM              988918108      264    60000 SH       SOLE                    60000
Hino Motors                    COM              6428305         56    20000 SH       SOLE                    20000
Kawasaki Safety Svc            COM              6502384         53    18000 SH       SOLE                    18000
Nihon Kohden Corp              COM              6639970         98    22000 SH       SOLE                    22000
TOYO INK MFG CO LTD            COM              6900104         45    15000 SH       SOLE                    15000
Takuma Co.                     COM              6870768        116    15000 SH       SOLE                    15000
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